Financial liabilities at amortized cost (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities At Amortized Cost Borrowing Financing And Securitized Borrowings
Borrowings sand financing	$ 147,243	$ 97,454
Securitized borrowings	10,011	79,742
Total	$ 157,254	$ 177,196